UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-825

American Growth Fund, Inc.
(Exact name of registrant as specified in charter)

1636 Logan Street, Denver, Colorado, 80203
(Address of principal executive offices) (Zip code)

Registrants telephone number, including area code: 303-626-0600

Date of fiscal year end: 07/31/2014

Date of reporting period: 07/01/2013 - 06/30/2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§239.24 and §274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant´s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

American Growth Fund Series Two

Item 1. Proxy Voting Record.

Name of Security	Ticker Symbol and Cusip number	Shareholder Meeting Date	Identification Voted On	Proposed	Cast its Vote (Yes or No)	How Cast its Vote (Yes, No or Abstain)	Cast its Vote For or Against Management
Microsoft Corporation	MFST 594918-104	11/19/2013	1. Election fo Director: Steven A. Ballmer
2. Election of Director: Dina Dublon
3. Election of Director: William H. Gates III
4. Election of Director: Maria M. Klawe
5. Election of Director: Stephen J. Luczo
6. Election of Director: Daivd F. Marquardt
7. Election of Director: Charles H. Noski
8. Election of Director: Helmut Panke
9. Election of Director: John W. Thompson
10. Approve Material Terms of the Performance Criteria Under the Executive Officer Incentive Plan
11. Advisory Vote on Executive Compensation
			12. Ratification of Deloitte & Touche LLP as our Independent Auditor for Fiscal Year 2014	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For	For For For For For For For For For For For For
Newmarket Corporation	NEU 651587-107	4/24/2014	1.1 Election of Director: Phyllis L. Cothran
1.2 Election of Director: Mark M Gambill
1.3 Election of Director: Bruce C Gottwald
1.4 Election of Director: Thomas E. Gottwald
1.5 Election of Director: Patrick D. Hanley
1.6 Election of Director: James E. Rogers
1.7 Election of Director: Charles B. Walker
2. Ratification of the Appointment of PriceWaterousecoopers, LLC as the Independent Registered Public Accounting Firm for the Corporation for the Fiscal Year Ending December 31, 2014
3. Approval on an advisory basis, of the compensation of the named executive officers of Newmarket Corporation
			4. Approval of the newmarket corporation 2014 incentive compensation and stock plan	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For	For For For For For For For For For For
Cummins Inc	CMI 231021-106	5/13/2014	1. Election of Directors: N. Thomas Linebarger
2. Election of Director: William I. Miller
3. Election of Driectors: Alexis M. Herman
4. Election of Director: Georgia R. Nelson
5. Election of Director: Robert K. Herdman
6. Election of Director: Robert J. Bernhard
7. Election of Director: Dr. Franklin R. Chang Diaz
8. Election of Director: Stephen B. Dobbs
9. Advisory vote to approve the compensation of the named executive officers as discloed in the proxy statement.
10. Proposal to ratifiy the appointment of PricewaterhouseCoopers LLP as auditors for 2014
			11. Shareholder proposal regarding confidential voting.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For Against	For For For For For For For For For For Against
Google Inc.	GOOG 38259P-508	5/14/2014	1. Director
1. Larry Page
2. Sergey Brin
3. Eric E. Schmidt
4. L. Jon Doerr
5. Diane B. Greene
6. John L. Hennessy
7. Ann Mather
8. Paul S. Otellini
9. K. Ram Shriam
10. Shirley M. Tighman
2. The Ratification of the appointment of ernst & young llp as googles independent registered public accounting fimr for the fiscal year ending December 31, 2014
3. The approval of 2013 Compensation awarded to named executive officers.
4. A Stockholder proposal regarding equal Shareholder voting, if proerly presented at the meeting
5. A Stockholder Proposal Regarding a lobbying report, if properly presented at the meeting.
6. A stockholder proposal regarding the adoption of a majority vote standard fot the election of directors, if properly presented at the meeting
7. A stockholder proposal regarding tax policy principles, if perperly present at the meeting
			8. a stockholder proposal regarding an indenendent chairman of the board policy, if properly presented at the meeting.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For Against Against Against Against Against	For For For For For For For For For For For For Against Against Against Against Against
Credit Acceptance Corporation	CACC 225310-101	5/15/2014	1. Director
1. Donald A. Foss
2. Glenda J. Flanagan
3. Brett A.Roberts
4. Thomas N.Tryforors
5. Scott J. Vassalluzzo
2. Advisory Vote on Executive Compensation
			3. Ratification of the selection of grant thronton LLP as credit acceptance coporations independent registered public accounting firm for 2014.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes	For For For For For For For	For For For For For For For
Ford Motor Company	F 345370-860	5/8/2014	1A. Election of Director: Stephen G. Butler
1B. Election of Director: Kimberly A. Casiano
1C. Election of Director: Anthony F. Earley, Jr.
1D. Election of Director: Edsel B. Ford II
1E. Election of Director: William Clay Ford, Jr
1F. Election of Director: Richard A. Gephardt
1G. Election of Director: James p. Hackett
1H. Election of Director: James H. Hance, Jr.
1I. Election of Director: William W. Heman IV
1J. Election of Director: Jon M. Huntsman, Jr.
1K. Election of Director: John C.Lechleiter
1L. Election of Director: Ellen R. Marram
1M. Election of Director: Alan Mulally
1N. Election of Director: Homer A. Neal
1O. Election of Director: Gerald L.Shaheen
1P. Election of Director: John L. Thornton
2. Ratification of Selection of Independent Registered Public Accounting Firm
3. Say on Pay - An Advisory Vote to approve the compensaition of the named executives.
4. Approval of the 2014 Stock plan for non-employee directors
5. relating to consideration of a recapitalization plan to provide that´s all of the company´s outstanding stock have one vote per share
			6. Relating to allowing holders of 10% of outstanding common stock to call special meetings of shareholders.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For For For For For For Against Against	For For For For For For For For For For For For For For For For For For For Against Against

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Growth Fund, Inc.

By: /s/ Timothy E. Taggart
Timothy E. Taggart
President
Date: 08/27/2014